Consolidated Shareholders' Equity - Summary of Number of Restricted Shares Not Yet Fully Vested (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Restricted shares
Disclosure of classes of share capital [Line Items]
Total expense for restricted share plans	€ 105	€ 83
Number of shares not yet fully vested (in shares)	9,559,052	9,996,495
Restricted share plan 2022
Disclosure of classes of share capital [Line Items]
Number of shares not yet fully vested (in shares)	3,341,379	0
Restricted share plan 2021
Disclosure of classes of share capital [Line Items]
Number of shares not yet fully vested (in shares)	3,281,880	3,484,420
Restricted share plan 2020
Disclosure of classes of share capital [Line Items]
Number of shares not yet fully vested (in shares)	2,935,793	3,175,084
Restricted share plan 2019
Disclosure of classes of share capital [Line Items]
Number of shares not yet fully vested (in shares)	0	3,252,099
Restricted share plan 2018
Disclosure of classes of share capital [Line Items]
Number of shares not yet fully vested (in shares)	0	84,892